Expense Example - FidelityEmergingMarketsFund-KPRO - FidelityEmergingMarketsFund-KPRO - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund - Class K	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954